Investment Securities - Narrative (Details) shares in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) security shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) security shares	Dec. 31, 2022 USD ($)
Schedule of Investments [Line Items]
Debt securities, available-for-sale, accrued Interest	$ 87,000,000	$ 33,000,000	$ 87,000,000	$ 33,000,000
Debt Securities, held-to-maturity, accrued interest	18,000,000	19,000,000	18,000,000	19,000,000
Write off of accrued interest receivable	$ 0	0	$ 0	0
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, number of positions | security	483		483
Debt securities, held-to-maturity, threshold period past due	30 days		30 days
Securities past due	$ 9,979,000,000	10,279,000,000	$ 9,979,000,000	10,279,000,000
Held-to-maturity securities, nonaccrual	0	0	0	0
Total Past Due
Schedule of Investments [Line Items]
Securities past due	0	0	0	0
Asset Pledged as Collateral
Schedule of Investments [Line Items]
Investment securities, aggregate carrying value, pledged as collateral	$ 3,770,000,000	$ 4,230,000,000	$ 3,770,000,000	$ 4,230,000,000
Visa, Inc | Class B
Schedule of Investments [Line Items]
Investment owned (in shares) | shares	354		354
Residential Mortgage Backed Securities or Government Agency Securities
Schedule of Investments [Line Items]
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, number of positions | security	416		416
Corporate Bonds
Schedule of Investments [Line Items]
Available-for-sale securities, continuous unrealized loss position, 12 months or longer, number of positions | security	67		67
Number of debt securities | security	1		1